NOTE 20. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Prepaid expenses, related party:

During the periods presented, the Company has paid the interest to Xinji Beiguo Mall in advance in order to facilitate a faster payment speed.

The outstanding amounts of prepaid expense, related party as of December 31, 2014 and 2013 were as follows:

		December 31,
	Note	2014	2013

Xinji Beiguo Mall	(1)	50	—
Total		$50	$—

Note:

(1)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Other financing receivables, net, related party:

During the periods presented, the Company has provided the loans to Yuanshi County Natural Gas Sales Company. The balance is expected to mature before June, 2015.

The outstanding amounts of other financing receivable, net, related party as of December 31, 2014 and 2013 were as follows:

		December 31,
	Note	2014	2013

Yuanshi County Natural Gas Sales Company	(1)	782	—
Total		$782	$—

Note:

(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”), Honest Best and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration paid in the acquisition of Heat Planet. The amount was payable within six months of occupation of the Kai Yuan Center by the Company, which was completed in April 2013 and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet, which were delivered in December 2012. In October 2013, the unpaid amount began to accrue interest at the one-year rate announced by the People’s Bank of China (5.60% as of December 31, 2014). As of December 31, 2014 approximately $3.9 million is still owed to Alliance Rich for the acquisition of Heat Planet.

In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum, and amounts owed continue to be unsecured and due on demand by the lender.

Hebei Ruijie Hotel Management Company charges interest at 5.60% per annum on amounts owed to it.

The amount due to Mr. Li and Smart Success Investment Limited (“Smart Success”) were non-interest bearing, unsecured and due on demand by the lenders.

The amount due to Yuanshi County Natural Gas Sales Company represents security deposits withheld when Yuanshi purchased notes through the P2P financing platform.

The outstanding amounts due to related parties as of December 31, 2014 and 2013 were as follows:

		December 31,
	Notes	2014	2013

Mr. Li		$144	$144
Alliance Rich	(1)	3,917	32,560
Hebei Kaiyuan	(1)	5,807	5,430
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	15,690	—
Yuanshi County Natural Gas Sales Company	(2)	77	—
Total		$25,644	$38,143

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.

Accounts payable, related parties:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company controlled by Mr. Li’s brother. The amount due to Ruituo is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging to the Company interest at approximately 8.00% per annum, based on the weighted average outstanding payable balances at month end.

In December 2013, the Company began obtaining short-term trade financing to purchase commercial vehicles from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. The Company pays a financing charge of approximately 9% per annum to Beiguo Auto and Xinji Beiguo Mall for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The outstanding amounts of accounts payable, related parties as of December 31, 2014 and 2013 were as follows:

		December 31,
	Notes	2014	2013

Ruituo	(1)	$66,633	$45,024
Beiguo Auto	(2)	16,978	3,116
Xinji Beiguo Mall	(2)	24,600	9,446
		108,211	57,586

Notes:

(1)	Entity controlled by Mr. Li’s brother.
(2)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

Related Parties Transactions

During the periods presented, the details of the related party transactions were as follows:

	Notes		Years Ended December 31,
			2014	2013	2012

Capital nature:
Hebei Kaiyuan	(1)	(a)	—	20,973	64,962
Hebei Kaiyuan	(1)	(c)	50,616	19,562	75,771
Hebei Ruijie Hotel Management Co. Ltd	(1)	(a)	24,413	24,200	—
Hebei Ruijie Hotel Management Co. Ltd	(1)	(c)	15,461	—	2,905
Kaiyuan Shengrong	(1)	(b)	—	10,487	10,299
Kaiyuan Shengrong	(1)	(c)	—	—	15,881
Kaiyuan Shengrong	(1)	(d)	—	10,487	3,169
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(2)	(c)	—	2,662	42,495
Ruituo	(3)	(a)	48,826	24,200	—
Mr. Li	(4)	(a)	—	69,374	—
Alliance Rich	(1)	(f)	939	339	—
Hebei Ruijie Hotel Management Company	(1)	(h)	73	—	—

Operating nature:
Honest Best	(1)	(f)	—	—	58
Hebei Kaiyuan	(1)	(f)	858	329	86
Kaiyuan Shengrong	(1)	(f)	—	325	341
Ruituo	(3)	(e)	549,195	557,614	234,781
Ruituo	(3)	(f)	2,446	896	384
Beiguo Auto	(5)	(e)	39,361	3,025	—
Beiguo Auto	(5)	(f)	1,685	21	—
Xinji Beiguo Mall	(5)	(e)	105,066	9,168	—
Xinji Beiguo Mall	(5)	(f)	4,634	61	—
Hebei Ruijie Hotel Management Company	(1)	(g)	949	—	—
Hebei Ruijie Hotel Management Company	(1)	(f)	128	—	—
Yuanshi County Natural Gas Sales Company	(3)	(i)	857	—	—
Yuanshi County Natural Gas Sales Company	(3)	(m)	2,074	—	—
Yuanshi County Natural Gas Sales Company	(3)	(j)	23	—	—
Yuanshi County Natural Gas Sales Company	(3)	(k)	190	—	—
Yuanshi County Natural Gas Sales Company	(3)	(l)	3	—	—

Notes :

(1)	Entity controlled by Mr. Li.

(2)	Entity which Mr. Li’s brother holds 40% equity interest.

(3)	Entity controlled by Mr. Li’s brother.

(4)	The Chairman and Chief Executive Officer of AutoChina.

(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Loan provided to the Company during the year.

(d)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(e)	Sale of automobiles to the Company, including VAT, during the year.

(f)	Interest incurred by the Company during the year.

(g)	Conference fees.

(h)	Construction fees.

(i)	K-Lend loans and security deposits.

(j)	K-Lend interest revenue.

(k)	K-Pay funds used.

(l)	K-Pay revenue.

(m)	Sale of automobiles by the Company, including VAT, during the year.

For financing purposes, the Company had purchase concentration of commercial vehicles from Ruituo, which accounted for 76.1%, 96.2% and 97.0% of total purchases for the years ended December 31, 2014, 2013 and 2012, respectively. The accounts payable from Ruituo accounted for 58.5%, 66.5% and 12.0% of total accounts payable as of December 31, 2014, 2013 and 2012, respectively. Management believes that the risk of material adverse effects on the Company’s business operations and profitability due to the concentration is remote.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate with Mr. Li. Hebei Kaiyuan agreed to provide the office space free of charge and no rental costs were incurred by the Company until April 2013, when the Company moved into the new property acquired.